UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10609

Small-Cap Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders

Small-Cap Portfolio as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Common Stocks - 98.1%
Security	Shares	Value
Advertising and Marketing Services - 1.2%
ADVO, Inc.	8,600	$269,094
		$269,094
Air Freight - 2.9%
Forward Air Corp.	18,200	$670,488
		$670,488
Airlines - 1.6%
SkyWest, Inc.	13,500	$362,070
		$362,070
Applications Software - 7.6%
ANSYS, Inc.(1)	11,000	$423,390
Fair Isaac Corp.	6,562	293,977
Jack Henry & Associates, Inc.	20,800	403,520
Kronos, Inc.(1)	6,900	308,016
National Instruments Corp.	12,250	301,840
		$1,730,743
Auto and Parts - 1.5%
Adesa, Inc.	15,200	$335,920
		$335,920
Automobiles - 0.9%
Winnebago Industries	7,400	$214,378
		$214,378
Banks - 8.8%
Capital City Bank Group, Inc.	12,300	$463,833
Seacoast Banking Corp. of Florida	25,020	586,219
Texas Regional Bancshares, Class A	12,573	361,977
UCBH Holdings, Inc.	20,700	379,224
Westamerica Bancorporation	4,200	216,930
		$2,008,183
Broadcast Media - 0.9%
Cox Radio, Inc., Class A(1)	13,800	$209,760
		$209,760

Security	Shares	Value
Building and Construction - 2.3%
Eagle Materials, Inc.	2,100	$254,877
M/I Homes, Inc.	5,100	276,726
		$531,603
Business Services - 1.2%
McGrath Rentcorp	9,500	$269,135
		$269,135
Construction-Cement - 1.6%
Florida Rock Industries, Inc.	5,600	$358,904
		$358,904
Consumer Finance - 2.1%
Financial Federal Corp.	11,700	$465,660
		$465,660
Containers and Packaging - 1.5%
AptarGroup, Inc.	7,000	$348,670
		$348,670
Distribution / Wholesale - 2.2%
Scansource, Inc.(1)	10,400	$506,896
		$506,896
Diversified Financial Services - 3.5%
Affiliated Managers Group, Inc.(1)	10,900	$789,378
		$789,378
Diversified Manufacturing - 0.9%
Raven Industries, Inc.	6,600	$193,050
		$193,050
Electric Utilities - 1.0%
ALLETE, Inc.	5,133	$235,143
		$235,143
Electrical Equipment - 3.3%
Brady Corp., Class A	7,100	$219,674
Genlyte Group, Inc. (The)(1)	11,000	528,880
		$748,554

See notes to financial statements

Small-Cap Portfolio as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Entertainment - 2.4%
Speedway Motorsports, Inc.	15,000	$544,950
		$544,950
Gas Utilities - 1.0%
Piedmont Natural Gas Co., Inc.	9,000	$226,530
		$226,530
Health Care-Equipment - 6.4%
Diagnostic Products Corp.	9,400	$495,662
Mine Safety Appliances Co.	11,400	441,180
Young Innovations, Inc.	14,000	530,040
		$1,466,882
Health Care-Supplies - 2.8%
ICU Medical, Inc.(1)	10,000	$287,600
Mentor Corp.	6,400	352,064
		$639,664
Health Services - 1.2%
CorVel Corp.(1)	11,000	$263,560
		$263,560
Household Products - 1.0%
Church & Dwight Co., Inc.	6,150	$227,181
		$227,181
Housewares - 2.1%
Matthews International Corp.	12,800	$483,712
		$483,712
Insurance-Property and Casualty - 4.0%
Alfa Corp.	1,500	$25,020
Midland Co.	9,200	331,476
RLI Corp.	12,100	559,746
		$916,242
IT Consulting & Services - 4.0%
FactSet Research Systems, Inc.	17,700	$623,748
Manhattan Associates, Inc.(1)	12,600	292,320
		$916,068

Security	Shares	Value
Machinery-Industrial - 1.7%
Graco, Inc.	11,500	$394,220
		$394,220
Medical Services / Supplies - 1.5%
Sybron Dental Specialties, Inc.(1)	8,000	$332,640
		$332,640
Metals-Industrial - 1.3%
Simpson Manufacturing Co., Inc.	7,400	$289,636
		$289,636
Multi-Utilities - 2.1%
Energen Corp.	11,000	$475,860
		$475,860
Oil and Gas-Equipment and Services - 2.1%
CARBO Ceramics, Inc.	5,250	$346,447
Hydril Co.(1)	1,900	130,416
		$476,863
Oil and Gas-Exploration and Production - 3.4%
Berry Petroleum Co.	5,000	$333,450
Holly Corp.	6,800	435,064
		$768,514
Packaged Foods - 1.4%
Tootsie Roll Industries, Inc.	9,709	$308,261
		$308,261
Publishing - 1.0%
Lee Enterprises, Inc.	5,200	$220,896
		$220,896
REITS - 1.5%
Universal Health Realty Income Trust	10,200	$339,150
		$339,150
Restaurants - 1.1%
Sonic Corp.(1)	9,175	$250,936
		$250,936

See notes to financial statements

Small-Cap Portfolio as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Retail-Food - 2.1%
Casey's General Stores, Inc.	11,100	$257,520
Ruddick Corp.	9,700	223,585
		$481,105
Semiconductors - 1.2%
Power Integrations, Inc.(1)	12,800	$278,400
		$278,400
Services-Diversified Commercial - 2.9%
ABM Industries, Inc.	22,560	$469,474
G & K Services, Inc.	4,900	193,011
		$662,485
Specialty Store - 2.2%
Aaron Rents, Inc.	23,500	$497,025
		$497,025
Waste Management - 2.7%
Landauer, Inc.	12,700	$622,300
		$622,300
Total Common Stocks (identified cost $16,521,994)		$22,330,709
Total Investments - 98.1% (identified cost $16,521,994)		$22,330,709
Other Assets, Less Liabilities - 1.9%		$432,477
Net Assets - 100.0%		$22,763,186

(1)  Non-income producing security.

See notes to financial statements

Small-Cap Portfolio as of September 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2005

Assets
Investments, at value (identified cost, $16,521,994)	$22,330,709
Cash	583,637
Interest and dividends receivable	29,915
Total assets	$22,944,261
Liabilities
Payable for investments purchased	$134,235
Payable to affiliate for investment advisory fees	18,633
Accrued expenses	28,207
Total liabilities	$181,075
Net Assets applicable to investors' interest in Portfolio	$22,763,186
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$16,954,471
Net unrealized appreciation (computed on the basis of identified cost)	5,808,715
Total	$22,763,186

Statement of Operations

For the Year Ended
September 30, 2005

Investment Income
Dividends	$193,565
Interest	10,738
Total investment income	$204,303
Expenses
Investment adviser fee	$218,374
Trustees' fees and expenses	159
Custodian fee	30,469
Legal and accounting services	20,375
Miscellaneous	4,768
Total expenses	$274,145
Deduct - Reduction of custodian fee	$4
Reduction of investment adviser fee	2,133
Total expense reductions	$2,137
Net expenses	$272,008
Net investment loss	$(67,705)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$1,788,869
Net realized gain	$1,788,869
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$1,736,811
Net change in unrealized appreciation (depreciation)	$1,736,811
Net realized and unrealized gain	$3,525,680
Net increase in net assets from operations	$3,457,975

See notes to financial statements

Small-Cap Portfolio as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2005	Year Ended September 30, 2004
From operations - Net investment loss	$(67,705)	$(38,078)
Net realized gain from investment transactions	1,788,869	906,646
Net change in unrealized appreciation (depreciation) from investments	1,736,811	1,681,771
Net increase in net assets from operations	$3,457,975	$2,550,339
Capital transactions - Contributions	$4,906,236	$7,664,333
Withdrawals	(5,034,006)	(5,243,833)
Net increase (decrease) in net assets from capital transactions	$(127,770)	$2,420,500
Net increase in net assets	$3,330,205	$4,970,839
Net Assets
At beginning of year	$19,432,981	$14,462,142
At end of year	$22,763,186	$19,432,981

See notes to financial statements

Small-Cap Portfolio as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended September 30,
	2005	2004	2003	2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.25%	1.28%	1.05%	0.92	%(2)
Net expenses after custodian fee reduction	1.25%	1.28%	1.05%	0.90	%(2)
Net investment income (loss)	(0.31)%	(0.22)%	0.03%	0.23	%(2)
Portfolio Turnover	38%	28%	54%	17%
Total Return	17.42%	17.15%	24.24%	(22.75)%
Net assets, end of year (000's omitted)	$22,763	$19,433	$14,462	$13,765

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.26%	1.29%	1.33%	1.65	%(2)
Expenses after custodian fee reduction	1.26%	1.29%	1.33%	1.63	%(2)
Net investment loss	(0.32)%	(0.23)%	(0.25)%	(0.50	)%(2)

(1)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(2)  Annualized.

See notes to financial statements

Small-Cap Portfolio as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 Index (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2005, the Eaton Vance-Atlanta Capital Small-Cap Fund held an approximate 85.3% interest in the Portfolio. In addition, one other investor owned a greater than 10% interest in the Portfolio (10.7% at September 30, 2005). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee

Small-Cap Portfolio as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2005, the adviser fee amounted to $218,374. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended September 30, 2005, BMR waived $2,133 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $8,024,490 and $7,998,827, respectively, for the year ended September 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,746,552
Gross unrealized appreciation	$5,976,783
Gross unrealized depreciation	(392,626)
Net unrealized appreciation	$5,584,157

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its

Small-Cap Portfolio as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2005.

Small-Cap Portfolio as of September 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Small-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of Small-Cap Portfolio (the Portfolio), including the portfolio of investments as of September 30, 2005, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Small-Cap Portfolio at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended and for the period from the start of business, April 30, 2002 to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2005

Small-Cap Portfolio as of September 30, 2005

OTHER MATTERS (Unaudited)

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Small-Cap Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the adviser and the sub-adviser, Atlanta Capital Management, LLC ("Atlanta Capital"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser and the investment sub-advisory agreement between the adviser and the sub-adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement and sub-advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•An independent report comparing the expense ratio of Eaton Vance-Atlanta Capital Small-Cap Fund (the "Fund") to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance and Atlanta Capital on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement between the investment adviser and the Portfolio, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include supervising the sub-adviser's activities with respect to the Portfolio.

When reviewing the sub-advisory agreement for the Portfolio, the Trustees also reviewed information relating to the education, experience and number of investment professionals and other personnel of the

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

sub-adviser who would provide services under the sub-advisory agreement. The Special Committee took into account the resources available to the sub-adviser in fulfilling its duties under the sub-advisory agreement. The Special Committee noted the sub-adviser's experience in managing equity portfolios. In its review of comparative information with respect to investment performance, the Special Committee concluded that the Portfolio has performed in the range that the Special Committee deemed competitive. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's and sub-adviser's profits in respect of the management of the Eaton Vance funds, including their profits in providing advisory services to the Portfolio and for all Eaton Vance Funds as a group. The Special Committee also reviewed Atlanta Capital's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and the sub-adviser are not unreasonable. The Special Committee also considered the extent to which Atlanta Capital appears to be realizing benefits from economies of scale in managing the Portfolio and concluded that the fee breakpoints which are in place and will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement and sub-advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement and sub-advisory agreement, including the fee structures (described herein), is in the interests of shareholders.

Eaton Vance-Atlanta Capital Small-Cap Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Small-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee of the Trust; Trustee and President of the Portfolio	Trustee of the Trust since 1989; Trustee and President of the Portfolio since 2001	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 160 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	160	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/26/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	151	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 2001; Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	160	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	160	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	160	None

Eaton Vance-Atlanta Capital Small-Cap Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 2001	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	160	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2001	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	160	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	151	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust; Vice President of the Portfolio	President of the Trust since 2002; Vice President of the Portfolio since 2001(2)	Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 64 registered investment companies managed by EVM or BMR.

William O. Bell, IV 7/26/73	Vice President of the Portfolio	Since 2004	Vice President of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

William R. Hackney, III 4/12/48	Vice President of the Portfolio	Since 2001	Managing Partner and member of the Executive Committee of Atlanta Capital. Officer of 3 registered investment companies managed by EVM or BMR.

W. Matthew Hereford 6/21/72	Vice President of the Portfolio	Since 2004	Vice President of Atlanta Capital. Previously, Portfolio Manager with INVESCO (1998-2002). Officer of 1 registered investment company managed by EVM 0r BMR.

Eaton Vance-Atlanta Capital Small-Cap Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Charles B. Reed 10/9/65	Vice President of the Portfolio	Since 2001	Vice President of Atlanta Capital. Officer of 2 registered investment companies managed by EVM or BMR.

James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost 6/12/65	Treasurer of the Portfolio	Since 2002(2)	Assistant Vice President of EVM and BMR. Officer of 91 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Treasurer since 2005(2)	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Secretary of the Trust since 1997; of the Portfolio since 2001	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 160 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended September 30, 2004 and September 30, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	9/30/2004	9/30/2005

Audit Fees	$14,440	$16,035

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$4,100	$4,305

All Other Fees(3)	$0	$0

Total	$18,540	$20,340

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended September 30, 2005, $35,000 was billed by the registrant’s principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 Eaton Vance Management’s examination of management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended September 30, 2004 and September 30, 2005; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	9/30/2004	9/30/2005

Registrant	$4,100	$4,305

Eaton Vance(1)	$329,084	$223,443

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer

Date:	November 17, 2005

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	November 17, 2005